Transactions with Related Parties - AirMania Travel S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties	$ 7,702	$ 4,366
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	420	345
Travel services	$ 5,617	$ 5,345	$ 5,404